Cover	Jun. 09, 2021	Apr. 22, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jun. 09, 2021
Entity Registrant Name		Ranger Energy Services, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38183
Entity Tax Identification Number		81-5449572
Entity Address, Address Line One	10350 Richmond
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	713
Local Phone Number	935-8900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, $0.01 par value
Trading Symbol		RNGR
Security Exchange Name		NYSE
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
Amendment Flag		false
Entity Central Index Key		0001699039